Fair value measurement - Summary of movements in level 3 assets and liabilities (Detail) - At fair value [member] - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	$ 13,483	$ 6,871
Gain (loss) recognized in profit or loss	(4,527)	(1,123)
Issuance of warrants	3,034	8,599
Exercise of warrants	(8,840)	(864)
Balance Ending	3,150	13,483
Level 3 [member]
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	13,483	6,871
Gain (loss) recognized in profit or loss	(4,527)	(1,123)
Issuance of warrants	3,034	8,599
Exercise of warrants	(8,840)	(864)
Balance Ending	$ 3,150	$ 13,483